RELATED PARTY TRANSACTIONS (Details) - USD ($)										2 Months Ended	3 Months Ended	6 Months Ended	8 Months Ended
	Jul. 23, 2021	May 28, 2021	Aug. 03, 2020	Jul. 30, 2020	Jul. 27, 2020	Jul. 14, 2020	May 22, 2020	May 13, 2020	Apr. 02, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Mar. 31, 2021	Dec. 31, 2019
Issuance of Class B common stock (in shares)	1,193,226,511
Common Stock, Shares, Issued											13,917,981	13,917,981	10,889,451		8,051,722
Common stock, shares, outstanding											13,917,981	13,917,981	10,889,451		8,051,722
Debt conversion, original debt, amount									$ 271,984,000
Churchill Capital Corp IV
Issuance of Class B common stock										$ 25,000			$ 25,000
Fees incurred for services													250,000
Initial public offering cost								$ 600,000
Repayment of promissory note - related party			$ 550,000							$ 152,900			550,000
Debt conversion, original debt, amount												$ 1,500,000	$ 1,500,000
Conversion price											$ 1.00	$ 1.00	$ 1.00
Over-Allotment Option | Churchill Capital Corp IV
Issuance of Class B common stock (in shares)			27,000,000										27,000,000
Sponsor | Churchill Capital Corp IV
Weighted average number of shares, common stock subject to repurchase or cancellation												6,750,000	6,750,000
Equity method investment, ownership percentage											20.00%	20.00%	20.00%
Sponsor | Over-Allotment Option | Churchill Capital Corp IV
Weighted average number of shares, common stock subject to repurchase or cancellation												6,750,000	6,750,000
Administrative Support Agreement | Churchill Capital Corp IV
Management fee expense				$ 50,000
Fees incurred for services		$ 50,000									$ 150,000	$ 300,000
Class A Common Stock | Churchill Capital Corp IV
Common Stock, Shares, Issued											0	0	21,656,223
Common stock, shares, outstanding											0	0	21,656,223
Share price											$ 12.00	$ 12.00	$ 12.00
Class B Common Stock | Churchill Capital Corp IV
Issuance of Class B common stock (in shares)							21,562,500			51,750,000
Issuance of Class B common stock							$ 25,000			$ 5,175
Common stock dividends per share				$ 0.20	$ 0.50	$ 0.33
Effected common stock dividend share				1	1	1
Common Stock, Shares, Issued				51,750,000							51,750,000	51,750,000	51,750,000	51,750,000
Common stock, shares, outstanding				51,750,000							51,750,000	51,750,000	51,750,000	51,750,000